Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 9—Property, Plant and Equipment
A summary of our property, plant and equipment is as follows:

(amounts in millions)	December 31, 2016	December 31, 2015
Power generation	$7,537	$8,178
Buildings and improvements	944	956
Office and other equipment	98	101
Property, plant and equipment	8,579	9,235
Accumulated depreciation	(1,458)	(888)
Property, plant and equipment, net	$7,121	$8,347

The following table summarizes total interest costs incurred and interest capitalized related to costs of construction projects in process:

	Year Ended December 31,
(amounts in millions)	2016	2015	2014
Total interest costs incurred	$556	$487	$187
Capitalized interest	$10	$12	$9

Impairments
During the years ended December 31, 2016 and 2015, we recognized the following impairments in our consolidated statements of operations:

Facility	Fair Value	2016	2015
Stuart (1)	$—	$56	$—
Newton FGD (2)	$—	148	—
Baldwin (3)	$97	645	—
Wood River (4)	$—	—	74
Brayton Point (5)	$86	—	25
Total		$849	$99
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(1)	On-going required maintenance and environmental capital expenditures combined with consistently poor reliability and a determination that the facility would experience recurring negative cash flows.

(2)	The flue gas desulfurization (“FGD”) systems construction project at our Newton generation facility was terminated.

(3)	Units failed to recover their basic operating costs in the most recent MISO auction.

(4)	Primarily attributable to its uneconomic operation stemming from a poorly designed wholesale capacity market and increased environmental costs.

(5)	Temperate weather had a significant impact on the facility’s remaining cash flows, as the facility will retire in June 2017.
Valuation Methodology
We performed step two of the impairment analysis for each facility, excluding Newton, using a DCF model with a discount rate between 9 and 13 percent, assuming normal operations for the estimated remaining useful lives of the facilities. For the model, gross margin was based on forward commodity market prices obtained from third party quotations for the first two years, and for the subsequent eight years, we used commodity and capacity price curves developed internally using forward New York Mercantile Exchange natural gas prices and supply and demand factors. For each year of the remaining useful life of each facility beyond the first ten years, we assumed a 2.5 percent growth rate per year, based upon management’s view of future conditions. We also used management’s forecasts of operations and maintenance expense, general and administrative expense, and capital expenditures for five years and assumed a 2.5 percent growth rate. For the Newton facility, since the FGD project was abandoned, we wrote down the FGD assets to their salvage value, which was less than $1 million.